Interest expense	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Interest expense

Note 7 Interest expense

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Interest expense on long-term debt	(898)	(852)
Interest expense on other debt	(101)	(86)
Capitalized interest	44	50
Total interest expense	(955)	(888)

Interest expense on long-term debt includes interest on finance leases of $145 million and $153 million for 2017 and 2016, respectively.
Capitalized interest was calculated using an average rate of 3.81% and 3.95% for 2017 and 2016, respectively, which represents the weighted average interest rate on our outstanding long-term debt.